Financial Instruments and Risk Management - Schedule of Exposure to Exchange Rates (Parenthetical) (Details)	Dec. 31, 2023
Selic interest rate [Member] | Probable Ccenario [Member]
Disclosure of financial instruments by type of interest rate [line items]
Percentage of estimated possible unobservable input assets and liabilities	9.25%
Selic interest rate [Member] | Adverse Scenario [Member]
Disclosure of financial instruments by type of interest rate [line items]
Percentage of estimated possible unobservable input assets and liabilities	13.25%
TJLP interest rate [member] | Probable Ccenario [Member]
Disclosure of financial instruments by type of interest rate [line items]
Percentage of estimated possible unobservable input assets and liabilities	6.27%
TJLP interest rate [member] | Adverse Scenario [Member]
Disclosure of financial instruments by type of interest rate [line items]
Percentage of estimated possible unobservable input assets and liabilities	7.27%